RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets - Retirement Scheme Assets [member] - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
The Group [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments		£ 859	£ 851
Fixed interest government bonds	[1]	7,449	5,190
Index-linked government bonds	[1]	16,477	17,131
Corporate and other debt securities	[1]	8,813	6,903
Asset-backed securities	[1]	138	121
	[1]	32,877	29,345
Property		556	544
Pooled investment vehicles		15,072	16,708
Money market instruments, derivatives, cash and other assets and liabilities		(7,126)	(3,726)
At 31 December		42,238	43,722
The Bank [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments		514	452
Fixed interest government bonds	[2]	2,570	417
Index-linked government bonds	[2]	10,236	11,215
Corporate and other debt securities	[2]	5,987	4,859
Asset-backed securities	[2]
	[2]	18,793	16,491
Pooled investment vehicles		9,597	11,036
Money market instruments, derivatives, cash and other assets and liabilities		(3,039)	(305)
At 31 December		25,865	27,674
Quoted [member] | The Group [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments		637	846
Fixed interest government bonds	[1]	7,449	5,190
Index-linked government bonds	[1]	16,477	17,131
Corporate and other debt securities	[1]	8,813	6,903
Asset-backed securities	[1]	138	121
	[1]	32,877	29,345
Pooled investment vehicles		4,578	3,805
Money market instruments, derivatives, cash and other assets and liabilities		(283)	1,462
At 31 December		37,809	35,458
Quoted [member] | The Bank [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments		299	448
Fixed interest government bonds	[2]	2,570	417
Index-linked government bonds	[2]	10,236	11,215
Corporate and other debt securities	[2]	5,987	4,859
Asset-backed securities	[2]
	[2]	18,793	16,491
Pooled investment vehicles		2,405	1,495
Money market instruments, derivatives, cash and other assets and liabilities		(589)	515
At 31 December		20,908	18,949
Unquoted [member] | The Group [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments		222	5
Fixed interest government bonds	[1]
Index-linked government bonds	[1]
Corporate and other debt securities	[1]
Asset-backed securities	[1]
	[1]
Property		556	544
Pooled investment vehicles		10,494	12,903
Money market instruments, derivatives, cash and other assets and liabilities		(6,843)	(5,188)
At 31 December		4,429	8,264
Unquoted [member] | The Bank [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments		215	4
Fixed interest government bonds	[2]
Index-linked government bonds	[2]
Corporate and other debt securities	[2]
Asset-backed securities	[2]
	[2]
Pooled investment vehicles		7,192	9,541
Money market instruments, derivatives, cash and other assets and liabilities		(2,450)	(820)
At 31 December		£ 4,957	£ 8,725

[1]	Of the total debt instruments, 29,033 million (31 December 2017: 27,270 million) were investment grade (credit ratings equal to or better than 'BBB').
[2]	Of the total debt instruments, 16,472 million (31 December 2017: 16,212 million) were investment grade (credit ratings equal to or better than 'BBB').